Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 115,584	$ 276,049
Minimum Average Term [member]
Disclosure of finance lease and operating lease by lessor [line items]
Average operating leases term	2 years
Maximum Average Term [member]
Disclosure of finance lease and operating lease by lessor [line items]
Average operating leases term		10 years